(LOSS) EARNING PER SHARE (Tables)	9 Months Ended
Sep. 30, 2024
(LOSS) EARNING PER SHARE
Schedule of basic and diluted (loss) earnings per share

	For the nine months
	ended September 30,
	2023	2024
	RMB	RMB
Numerator:
Net (loss) income	(173,881)	244,973
Net income attributable to noncontrolling interest	(27,167)	(50,677)
Less: Net income attributable to convertible note holders based on their participating rights	—	(16,001)
Adjusted net (loss) income attributable to ordinary shareholders - Basic	(201,048)	178,295

Reversal of net income attributable to convertible promissory notes	—	16,001
Adjust for changes in the fair value of financial liabilities	(21,718)	2,537
Adjust for gain on debt extinguishment	—	(246,175)
Adjust for interest for convertible promissory notes	2,370	22,723
Adjusted net loss attributable to ordinary shareholders -Diluted	(220,396)	(26,619)
Denominator:
Weighted average number of shares outstanding—basic	888,724,901	1,588,659,647
Weighted average number of shares outstanding—diluted	899,884,241	1,730,216,309
(Loss) earning per share—basic	(0.23)	0.11
(Loss) earning per share—diluted	(0.24)	(0.02)